Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Financial instruments
Carrying amount of financial assets	€ 6,113,046	€ 5,450,851
Carrying amount of financial liabilities	17,986,788	17,069,499
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	12,163,468	11,327,063
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	86,724	100,439
Not classified
Financial instruments
Carrying amount of financial liabilities	5,736,596	5,641,997
Accounts payable
Financial instruments
Carrying amount of financial liabilities	762,384	716,526
Accounts payable | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	762,384	716,526
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	134,159	118,663
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	134,159	118,663
Short-term debt and short-term debt from related parties
Financial instruments
Carrying amount of financial liabilities	2,027,511	1,171,853
Short-term debt and short-term debt from related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	2,027,511	1,171,853
Long-term debts
Financial instruments
Carrying amount of financial liabilities	7,768,094	7,905,557
Long-term debts | Level 1
Financial instruments
Fair value of financial liabilities	5,073,510	5,555,475
Long-term debts | Level 2
Financial instruments
Fair value of financial liabilities	2,692,280	2,537,932
Long-term debts | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,768,094	7,905,557
Long-term lease liabilities and long-term lease liabilities from related parties
Financial instruments
Carrying amount of financial liabilities	4,781,629	4,705,038
Long-term lease liabilities and long-term lease liabilities from related parties | Not classified
Financial instruments
Carrying amount of financial liabilities	4,781,629	4,705,038
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,513,011	2,451,862
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,471,320	1,414,464
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	86,724	100,439
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	954,967	936,959
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	1,248	2,534
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	1,248	2,534
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	1,248	2,534
Derivatives not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	12,530	10,762
Derivatives not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	12,530	10,762
Derivatives not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	12,530	10,762
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	74,194	89,677
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	74,194	89,677
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	74,194	89,677
Noncontrolling interests subject to put provisions
Financial instruments
Carrying amount of financial liabilities	953,719	934,425
Noncontrolling interests subject to put provisions | Level 3
Financial instruments
Fair value of financial liabilities	953,719	934,425
Noncontrolling interests subject to put provisions | Not classified
Financial instruments
Carrying amount of financial liabilities	953,719	934,425
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,471,320	1,414,464
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,471,320	1,414,464
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	5,176,894	4,485,470
FVPL - Assets
Financial instruments
Carrying amount of financial assets	430,481	463,344
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	318,557	312,808
Not classified
Financial instruments
Carrying amount of financial assets	187,114	189,229
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,405,052	1,007,723
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	151,667	166,677
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	1,253,385	841,046
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	151,667	166,677
Trade accounts and other receivables
Financial instruments
Carrying amount of financial assets	3,708,028	3,421,346
Trade accounts and other receivables | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,634,068	3,343,873
Trade accounts and other receivables | Not classified
Financial instruments
Carrying amount of financial assets	73,960	77,473
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	128,033	159,196
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	128,033	159,196
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	871,933	862,586
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	161,408	141,355
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	278,814	296,667
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	318,557	312,808
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	113,154	111,756
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	9,084	107
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	9,084	107
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	9,084	107
Derivatives not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	24,204	2,406
Derivatives not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	24,204	2,406
Derivatives not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	24,204	2,406
Equity investments
Financial instruments
Carrying amount of financial assets	217,614	237,248
Equity investments | Level 1
Financial instruments
Fair value of financial assets	9,434	13,110
Equity investments | Level 2
Financial instruments
Fair value of financial assets	41,458	41,084
Equity investments | Level 3
Financial instruments
Fair value of financial assets	166,722	183,054
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	170,519	186,273
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	47,095	50,975
Debt securities
Financial instruments
Carrying amount of financial assets	355,553	369,821
Debt securities | Level 1
Financial instruments
Fair value of financial assets	350,770	365,170
Debt securities | Level 2
Financial instruments
Fair value of financial assets	4,783	4,651
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	84,091	107,988
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	271,462	261,833
Other financial assets
Financial instruments
Carrying amount of financial assets	265,478	253,004
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	161,408	141,355
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 104,070	€ 111,649